Investments and other assets - Schedule of investment and other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposits	$ 11,082	$ 10,322
Investments	263	1,713
Other assets	2,051	2,947
Total other assets	$ 13,396	$ 14,982